Condensed Consolidated Statement of Comprehensive Income/(Loss) of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net profit/(loss)	€ (24,610)	€ (13,980)	€ (44,357)	€ 71,682
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	(224)	778	340	1,338
Total comprehensive income/(loss) for the year	€ (24,834)	€ (13,202)	€ (44,017)	€ 73,020